File Number: 333-110037
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933



                                                                January 20, 2006

                          Supplement to the May 1, 2005
                     Statement of Additional Information for
                     Pioneer California Tax Free Income Fund

Effective January 20, 2006, Pioneer California Tax Free Income Fund will be renamed Pioneer AMT-Free CA Municipal Fund. All references to Pioneer California Tax Free Income Fund throughout this statement of additional information should be replaced with Pioneer AMT-Free CA Municipal Fund.